Related party transactions	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11. Related party transactions

Income (expense) from related parties

The Combined Entities were an integrated part of Höegh LNG until the close of the IPO on August 12, 2014. In connection with the IPO, the Partnership entered into several agreements with Höegh LNG (and certain of its subsidiaries) for the provision of services. Refer to note 3 for additional information. As such, Höegh LNG and its subsidiaries have provided general and corporate management services to the Partnership and the Combined Entities. Certain administrative expenses were included in the combined carve-out financial statements of the Combined Entities based on actual hours incurred. In addition, management allocated remaining administrative expenses and Höegh LNG management’s share based payment costs based on the number of vessels, newbuildings and business development projects of Höegh LNG prior to the closing of the IPO. A subsidiary of Höegh LNG has provided the building supervision of the newbuilding and Mooring and ship management for PGN FSRU Lampung.

Amounts included in the consolidated and combined carve-out statements of income for the three months ended March 31, 2015, and 2014 or capitalized in the consolidated and combined carve-out balance sheets as of March 31, 2015 and December 31, 2014 are as follows:

	Three months ended
Statement of income:	March 31,
(in thousands of U.S. dollars)	2015	2014
Operating expenses
Vessel operating expenses (1)	$(1,260)	$—
Hours and overhead (2)	(317)	(672)
Allocated administrative expenses (3)	—	(2,965)
Construction contract expense: supervision cost (4)	—	(312)
Construction contract expense: capitalized interest (5)	—	(601)
Financial (income) expense
Interest income from joint ventures and demand note (6)	2,427	466
Interest expense and commitment fees to Höegh LNG (7)	(298)	(81)
Total	$552	$(4,165)

	As of
Balance sheet	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Newbuilding
Newbuilding supervision cost (4)	$—	$1,228
Interest expense capitalized from Höegh LNG (5)	—	1,464
Total	$—	$2,692

1)	Vessel operating expenses: A subsidiary of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
2)
Hours and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses. Subsequent to the closing of the IPO, this includes services under administrative service agreements.

3)
Allocated administrative expenses: Until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014, the allocated expenses also include cost incurred in preparation for the IPO.

4)
Supervision cost: Höegh LNG Fleet Management AS managed the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.

5)
Interest expense capitalized from Höegh LNG and affiliates: As described under 7) below, Höegh LNG and its affiliates provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.

6)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also includes interest on the $140 million demand note due from Höegh LNG. Refer to “Demand note due from owner” below.

7)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided loans and promissory notes and intercompany funding for the construction of the PGN FSRU Lampung, the construction contract expense of the Mooring. Subsequent to the closing of the IPO, commitment fees are due on the $85 million revolving credit facility. Refer to “Amounts, loans and promissory notes due to owners and affiliates” below. Refer to 5) above which describes the interest expense, which was capitalized.

Receivables and payables from related parties

Demand note due from owner

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Demand note due from owner	$142,069	$143,241

The Partnership lent $140 million to Höegh LNG from the net proceeds of the IPO on August 12, 2014. The note is repayable on demand or the Partnership can utilize the note as part of the purchase consideration in the event all or a portion of Höegh LNG’s interests in the Independence are purchased by the Partnership. The note bears interest at a rate of 5.88% per annum. The balances in the table above include outstanding principal and accrued interest of $2,069 and $3,241 as of March 31, 2015 and December 31, 2014, respectively.

Refer to note 8 for advances to joint ventures.

Amounts, loans and promissory note due to owners and affiliates

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Amounts due to owners and affiliates	$7,291	$6,019

Amounts due to owners and affiliates principally relate to short term funding and trade payables of operating activities as of March 31, 2015 and December 31, 2014, respectively.

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Loans and promissory notes due to owners and affiliates	$298	$467

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is for a term of three years and is unsecured. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee is due to Höegh LNG on undrawn available amounts. The balances as of March 31, 2015 and December 31, 2014, relate to accrued commitment fees. No amounts were drawn on the revolving credit facility as of March 31, 2015 and December 31, 2014.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $500, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $500.

Other indemnifications:

Under the omnibus agreement, Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;
3.
in the event that the Partnership does not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter; The Partnership was indemnified by Höegh LNG for certain invoices not paid by PGN for the year ended December 31, 2014 (refer to note 14);

4.
with respect to any obligation to pay liquidated damages to PGN under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter (refer to note 14); and

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter. During the first quarter of 2015, the Partnership filed claims for indemnification with respect to non-budgeted expenses (including repair costs) of $3.1 million and warranty provision of $2.0 million related to the year ended December 31, 2014 (refer to note 14).